Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Net loss for the year	$ (41,960,484)	$ (977,635)	$ (3,210,504)
Income Tax [member]
Statement [Line Items]
Net loss for the year	$ (41,960,484)	$ (977,635)
Statutory rate	26.50%	26.50%
Expected income tax recovery	$ (11,119,530)	$ (259,073)
Other adjustments	63,830	22,553
Non-deductible expenses	0	(102,150)
Share cost of issue booked to equity	(30,060)	(2,070)
Share based compensation	992,210
Change in value of warrant liability	9,668,900
Utilization of losses not previously recognized	0	0
Change in tax benefits not recognized	424,650	340,740
Income tax (recovery)	$ 0	$ 0